Annual Total Returns [BarChart] - The Gabelli Global Rising Income and Dividend Fund - Class AAA Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(6.88%)
Annual Return 2012	4.79%
Annual Return 2013	14.25%
Annual Return 2014	1.59%
Annual Return 2015	0.59%
Annual Return 2016	5.41%
Annual Return 2017	20.91%
Annual Return 2018	(14.02%)
Annual Return 2019	14.38%
Annual Return 2020	11.68%